STATEMENTS OF CHANGES IN EQUITY - AUD ($) $ in Millions		Parent Entity Total equity attributable to owners of WBC	Parent Entity Share capital	Parent Entity Reserves	Parent Entity Retained profits	Parent Entity	Total equity attributable to owners of WBC	Share capital	Reserves	Retained profits	NCI	Total
Balance at Sep. 30, 2021							$ 72,035	$ 40,995	$ 2,227	$ 28,813	$ 57	$ 72,092
Profit after income tax expense							5,694			5,694	5	5,699
Net other comprehensive income/(expense)							563		37	526		563
Total comprehensive income							6,257		37	6,220	5	6,262
Transactions in capacity as equity holders:
Dividends on ordinary shares	[1]						(4,337)			(4,337)		(4,337)
Other equity movements:
Off-market share buyback (net of transaction costs)	[2]						(3,503)	(1,902)		(1,601)		(3,503)
Share-based payment arrangements							87		87			87
Purchase of shares							(33)	(33)				(33)
Net acquisition of treasury shares							(49)	(49)				(49)
Other							(5)		27	(32)	(5)	(10)
Total contributions and distributions							(7,840)	(1,984)	114	(5,970)	(5)	(7,845)
Balance at Sep. 30, 2022		$ 67,783	$ 38,953	$ 2,388	$ 26,442		70,452	39,011	2,378	29,063	57	70,509
Profit after income tax expense		6,434			6,434	$ 6,434	7,195			7,195	6	7,201
Net other comprehensive income/(expense)		(950)		(819)	(131)	(950)	(659)		(533)	(126)	2	(657)
Total comprehensive income		5,484		(819)	6,303	5,484	6,536		(533)	7,069	8	6,544
Transactions in capacity as equity holders:
Dividends on ordinary shares	[1]	(4,696)			(4,696)		(4,696)			(4,696)		(4,696)
Dividend reinvestment plan		192	192			192	192	192				192
Other equity movements:
Share-based payment arrangements		90		90		90	90		90			90
Purchase of shares		(32)	(32)				(32)	(32)				(32)
Net acquisition of treasury shares		(47)	(47)				(47)	(47)				(47)
Other											(21)	(21)
Total contributions and distributions		(4,493)	113	90	(4,696)		(4,493)	113	90	(4,696)	(21)	(4,514)
Balance at Sep. 30, 2023		68,774	39,066	1,659	28,049	68,774	72,495	39,124	1,935	31,436	44	72,539
Profit after income tax expense		6,691			6,691	6,691	6,990			6,990		6,990
Net other comprehensive income/(expense)		3		2	1	3	(305)		(304)	(1)	(2)	(307)
Total comprehensive income		6,694		2	6,692	6,694	6,685		(304)	6,989	(2)	6,683
Transactions in capacity as equity holders:
Dividends on ordinary shares	[1]	(5,652)			(5,652)		(5,652)			(5,652)		(5,652)
Share buyback	[3]	(1,812)	(1,812)				(1,812)	(1,812)				(1,812)
Other equity movements:
Share-based payment arrangements		96		96		96	96		96			96
Purchase of shares		(56)	(56)				(56)	(56)				(56)
Net acquisition of treasury shares		(56)	(56)				(56)	(56)				(56)
Acquisition of minority interest	[4]						(5)		(5)		30	25
Preference shares issued	[5]										339	339
Other											(4)	(4)
Total contributions and distributions		(7,480)	(1,924)	96	(5,652)		(7,475)	(1,924)	101	(5,652)	305	(7,170)
Balance at Sep. 30, 2024		$ 67,988	$ 37,142	$ 1,757	$ 29,089	$ 67,988	$ 71,705	$ 37,200	$ 1,732	$ 32,773	$ 347	$ 72,052

[1]	Relates to fully franked dividends at 30%:
- 2024: 2024 interim dividend of 75 cents per share and special dividend of 15 cents per share ($3,125 million) and 2023 final dividend of 72 cents per share ($2,527 million);
- 2023: 2023 interim dividend of 70 cents per share ($2,456 million) and 2022 final dividend of 64 cents per share ($2,240 million); and
- 2022: 2022 interim dividend of 61 cents per share ($2,136 million) and 2021 final dividend of 60 cents per share ($2,201 million).
[2]	In 2022, the Group completed a $3.5 billion off-market share buyback of Westpac ordinary shares.
[3]	During 2024, Westpac announced its intention to undertake a $2.5 billion on market buyback of WBC ordinary shares. As at 30 September 2024 Westpac has bought back and cancelled 67,665,599 ordinary shares ($1,812 million) at an average price of $26.78.
[4]	During 2024, Westpac acquired 8.74% of the non-controlling interest in Westpac Bank-PNG-Limited, which will raise its interest to 98.65%.
[5]	During 2024, Westpac New Zealand Limited issued NZD 375 million (AUD 339 million) of perpetual preference shares that qualified as Additional Tier 1 capital under RBNZ’s criteria. Westpac recognises this instrument as a non-controlling interest.